Investments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Investments [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	76.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	87.00%
Average life of ABS	4 years
Average life of MBS	3 years 6 months
Investment management charges	$ 8	$ 11	$ 7
Total fixed maturities
Schedule of Investments [Line Items]
Gross unrealized losses on fixed maturities	$ 97	68
Number of fixed maturities in an unrealized loss position | security	568
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Gross unrealized losses on fixed maturities	$ 3	$ 3
Number of securities purchased with credit deterioration | security	2
Aggregate par value of securities purchased with credit deterioration, at time of purchase	$ 8
Aggregate purchase price of securities purchased with credit deterioration, at time of purchase	6
Initial allowance for purchased securities with credit deterioration	1
Initial discount for purchased securities with credit deterioration	$ 1,000